UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-0523

The Dreyfus Fund Incorporated
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette. E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/2012

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2012 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)
Automobiles & Components--.6%
Delphi Automotive	184,540		5,720,740
Banks--2.5%
Wells Fargo & Co.	766,880		26,480,366
Capital Goods--6.2%
Eaton	136,650	a	6,458,079
General Electric	1,361,440		30,918,302
Stanley Black & Decker	144,540		11,021,175
Tyco International	292,835		16,474,897
			64,872,453
Commercial & Professional Services--.7%
Robert Half International	280,310		7,464,655
Consumer Durables & Apparel--3.4%
Newell Rubbermaid	526,030		10,041,913
PVH	103,290		9,680,339
Toll Brothers	254,680	b	8,463,016
Under Armour, Cl. A	128,620	a,b	7,180,855
			35,366,123
Consumer Services--.9%
Carnival	245,270		8,937,639
Diversified Financials--8.6%
Affiliated Managers Group	106,776	b	13,133,448
American Express	256,390		14,578,335
Bank of America	829,250		7,322,277
Capital One Financial	178,700		10,187,687
Discover Financial Services	232,760		9,247,555
IntercontinentalExchange	79,160	b	10,560,736
JPMorgan Chase & Co.	142,080		5,751,398
Moody's	286,510		12,655,147
T. Rowe Price Group	87,690		5,550,777
			88,987,360
Energy--10.9%

Anadarko Petroleum	178,200		12,459,744
Apache	91,860		7,943,134
Chevron	248,500		28,965,160
Ensco, Cl. A	216,740		11,825,334
EOG Resources	72,610		8,135,950
National Oilwell Varco	251,860		20,176,505
Occidental Petroleum	154,210		13,271,313
TransCanada	234,230	a	10,657,465
			113,434,605
Food & Staples Retailing--2.4%
Wal-Mart Stores	223,220		16,473,636
Whole Foods Market	91,981		8,958,949
			25,432,585
Food, Beverage & Tobacco--8.6%
Coca-Cola	483,620		18,343,707
Coca-Cola Enterprises	305,480		9,552,360
ConAgra Foods	311,720		8,600,355
Kraft Foods, Cl. A	317,590		13,132,347
PepsiCo	245,900		17,402,343
Philip Morris International	244,280		21,970,543
			89,001,655
Health Care Equipment & Services--4.8%
Cigna	147,650		6,964,650
Covidien	335,975		19,963,634
McKesson	105,730		9,095,952
Zimmer Holdings	209,970		14,198,171
			50,222,407
Household & Personal Products--.5%
Avon Products	338,840		5,404,498
Insurance--1.5%
American International Group	218,160	b	7,153,466
Chubb	109,470		8,350,372
			15,503,838
Materials--2.2%
LyondellBasell Industries, Cl. A	131,880		6,812,921
Monsanto	172,330		15,685,477
			22,498,398
Media--2.7%

News, Cl. A	563,120		13,813,334
Viacom, Cl. B	259,600		13,911,964
			27,725,298
Pharmaceuticals, Biotech & Life Sciences--10.0%
Johnson & Johnson	319,580		22,022,258
Merck & Co.	646,320		29,149,032
Pfizer	1,598,850		39,731,423
Sanofi, ADR	306,190		13,184,541
			104,087,254
Real Estate--1.1%
CBRE Group, Cl. A	619,970	b	11,413,648
Retailing--5.9%
Amazon.com	63,680	b	16,195,098
Dick's Sporting Goods	170,270		8,828,499
Dollar General	135,970	b	7,007,894
Limited Brands	187,590		9,240,683
Macy's	283,220		10,654,736
Nordstrom	173,240		9,559,383
			61,486,293
Semiconductors & Semiconductor Equipment--2.0%
Broadcom, Cl. A	258,770	b	8,948,267
Texas Instruments	446,100		12,290,055
			21,238,322
Software & Services--9.2%
Citrix Systems	99,880	b	7,647,812
Google, Cl. A	29,253	b	22,071,388
International Business Machines	113,260		23,495,787
Oracle	551,868		17,378,323
Red Hat	121,190	b	6,900,559
Salesforce.com	76,020	b	11,607,494
VMware, Cl. A	72,290	b	6,993,335
			96,094,698
Technology Hardware & Equipment--8.7%
Apple	96,936		64,681,515
F5 Networks	52,020	b	5,446,494
QUALCOMM	327,830		20,486,097
			90,614,106
Telecommunication Services--3.3%

AT&T	904,440	34,097,388
Transportation--3.3%
FedEx	139,940	11,841,723
JB Hunt Transport Services	160,550	8,355,022
Union Pacific	121,180	14,384,066
		34,580,811
Total Common Stocks
(cost $831,270,129)		1,040,665,140

Other Investment--.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $163,651)	163,651 [c]	163,651
Investment of Cash Collateral for
Securities Loaned--2.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $22,318,259)	22,318,259 [c]	22,318,259
Total Investments (cost $853,752,039)	102.1%	1,063,147,050
Liabilities, Less Cash and Receivables	(2.1%)	(22,240,610)
Net Assets	100.0%	1,040,906,440

ADR - American Depository Receipts

a	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $21,750,006 and the value of the collateral held by the fund was $22,318,259.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $209,395,011 of which $219,995,403 related to appreciated investment securities and $10,600,392 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.9
Pharmaceuticals, Biotech & Life Sciences	10.0

Software & Services	9.2
Technology Hardware & Equipment	8.7
Diversified Financials	8.6
Food, Beverage & Tobacco	8.6
Capital Goods	6.2
Retailing	5.9
Health Care Equipment & Services	4.8
Consumer Durables & Apparel	3.4
Telecommunication Services	3.3
Transportation	3.3
Media	2.7
Banks	2.5
Food & Staples Retailing	2.4
Materials	2.2
Money Market Investments	2.2
Semiconductors & Semiconductor Equipment	2.0
Insurance	1.5
Real Estate	1.1
Consumer Services	.9
Commercial & Professional Services	.7
Automobiles & Components	.6
Household & Personal Products	.5
102.1
† Based on net assets.

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,004,997,800	-	-	1,004,997,800
Equity Securities - Foreign Common Stocks+	35,667,340	-	-	35,667,340
Mutual Funds	22,481,910	-	-	22,481,910
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)